Financial Risk Management And Fair Values Of Financial Instruments - Summary of Effect of Profit or Loss or of Other Comprehensive Income from Financial Assets Categorized (Detail) - Financial instruments at fair value through other comprehensive income [member] - TWD ($)
$ in Thousands
	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	$ 6,866	$ 8,074
Unfavorable Changes In Fair Value	6,922	8,074
Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes		3,443
Unfavorable Changes In Fair Value		3,443
Discount for lack of marketability [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	3,990	4,585
Unfavorable Changes In Fair Value	4,039	4,585
Foreign unlisted stocks [member] | Price to book ratio multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes		46
Unfavorable Changes In Fair Value		$ 46
Foreign unlisted stocks [member] | Enter prise value EBITDA multiple [member]
Disclosure of significant unobservable inputs used in fair value measurement of equity [line items]
Favorable Changes	2,876
Unfavorable Changes In Fair Value	$ 2,883